Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events Abstract
Subsequent Events
17.	Subsequent Events

(a)
Dividends : On January 23, 2012 the Partnership announced that its board of directors declared a cash distribution of $0.2325 per unit, which will be paid on February 15, 2011, to unitholders of record on February 7, 2011.